Segment Information - Summary (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Summary information by segment
Number of principal business segments | segment	3
Net revenues	$ 2,162,955	$ 2,108,327	$ 1,583,884
Costs of revenues	$ 493,428	$ 452,040	$ 414,137
Gross margin (as a percent)	77.00%	79.00%	74.00%
Operating expenses:
Sales and marketing	$ 627,989	$ 699,962	$ 408,856
Product development	372,818	345,942	267,392
General and administrative	298,441	120,184	104,923
Goodwill and acquired intangibles impairment		23,245
Total operating expenses	1,299,248	1,189,333	781,171
Income (loss) from operations	370,279	466,954	388,576
Interest and other income, net	64,053	69,355	42,696
Income (loss) from equity method investments, net	24	1,120	(16,070)
Realized gain (loss) on long-term investments	(2,410)	2,729	132,007
Fair value changes through earnings on investments, net	165,295	96,533
Investment related impairment	(342,049)	(81,281)	(122,970)
Income (loss) before income tax expense	255,192	555,410	424,239
Income tax expense	(146,465)	(129,084)	(74,676)
Net income (loss)	108,727	426,326	349,563
Advertising
Summary information by segment
Net revenues	1,743,617	1,789,285	1,311,866
Costs of revenues	338,386	341,153	325,494
Non-advertising
Summary information by segment
Net revenues	419,338	319,042	272,018
Costs of revenues	155,042	110,887	88,643
Operating segments | Portal advertising and Fintech
Summary information by segment
Net revenues	423,220	401,627	443,008
Costs of revenues	$ 188,747	$ 186,100	$ 187,011
Gross margin (as a percent)	55.00%	54.00%	58.00%
Operating expenses:
Sales and marketing	$ 165,684	$ 172,648	$ 138,368
Product development	88,374	96,069	73,999
General and administrative	207,720	76,429	62,608
Goodwill and acquired intangibles impairment		12,691
Total operating expenses	461,778	357,837	274,975
Income (loss) from operations	(227,305)	(142,310)	(18,978)
Interest and other income, net	4,157	25,547	29,436
Income (loss) from equity method investments, net	13,222	1,063	(17,100)
Realized gain (loss) on long-term investments	(3,022)	3,016	131,993
Fair value changes through earnings on investments, net	(42,143)	56,459
Investment related impairment	(92,114)	(57,207)	(118,223)
Income (loss) before income tax expense	(347,205)	(113,432)	7,128
Income tax expense	(36,901)	(32,862)	(7,930)
Net income (loss)	(384,106)	(146,294)	(802)
Operating segments | Portal advertising and Fintech | Advertising
Summary information by segment
Net revenues	216,440	290,215	320,473
Operating segments | Portal advertising and Fintech | Non-advertising
Summary information by segment
Net revenues	206,780	111,412	122,535
Operating segments | Portal advertising
Summary information by segment
Net revenues	216,440	290,215	320,473
Costs of revenues	$ 90,071	$ 117,600	$ 121,278
Gross margin (as a percent)	58.00%	59.00%	62.00%
Operating segments | Portal advertising | Advertising
Summary information by segment
Net revenues	$ 216,440	$ 290,215	$ 320,473
Operating segments | Fintech
Summary information by segment
Net revenues	206,780	111,412	122,535
Costs of revenues	$ 98,676	$ 68,500	$ 65,733
Gross margin (as a percent)	52.00%	39.00%	46.00%
Operating segments | Fintech | Non-advertising
Summary information by segment
Net revenues	$ 206,780	$ 111,412	$ 122,535
Operating segments | Weibo
Summary information by segment
Net revenues	1,766,914	1,718,518	1,150,054
Costs of revenues	$ 328,826	$ 277,648	$ 231,255
Gross margin (as a percent)	81.00%	84.00%	80.00%
Operating expenses:
Sales and marketing	$ 465,339	$ 527,424	$ 275,537
Product development	284,444	249,873	193,393
General and administrative	90,721	43,755	42,315
Goodwill and acquired intangibles impairment		10,554
Total operating expenses	840,504	831,606	511,245
Income (loss) from operations	597,584	609,264	407,554
Interest and other income, net	59,896	43,808	13,260
Income (loss) from equity method investments, net	(13,198)	57	1,030
Realized gain (loss) on long-term investments	612	(287)	14
Fair value changes through earnings on investments, net	207,438	40,074
Investment related impairment	(249,935)	(24,074)	(4,747)
Income (loss) before income tax expense	602,397	668,842	417,111
Income tax expense	(109,564)	(96,222)	(66,746)
Net income (loss)	492,833	572,620	350,365
Operating segments | Weibo | Advertising
Summary information by segment
Net revenues	1,530,211	1,499,180	996,745
Operating segments | Weibo | Non-advertising
Summary information by segment
Net revenues	236,703	219,338	153,309
Eliminations
Summary information by segment
Net revenues	(27,179)	(11,818)	(9,178)
Costs of revenues	(24,145)	(11,708)	(4,129)
Operating expenses:
Sales and marketing	(3,034)	(110)	(5,049)
Total operating expenses	(3,034)	(110)	(5,049)
Eliminations | Advertising
Summary information by segment
Net revenues	(3,034)	(110)	(5,352)
Eliminations | Non-advertising
Summary information by segment
Net revenues	$ (24,145)	$ (11,708)	$ (3,826)